Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Estimated Useful Lives	The lives used in computing depreciation for significant asset classes are as follow:
Estimated useful lives
Machinery and Equipment	3 years
Vehicles	3 years

Schedule of Loss Per Share Presented in the Condensed Consolidated Statements of Operations

The loss per share presented in the condensed consolidated statements of operations is based on the following for the three months ended March 31, 2024 and 2023:

	For the three months ended March 31,
	2024		2023
	Class A Common Stock	Class B Common Stock	Class A Common Stock	Class B Common Stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(10,210,073)	$(1,316,368)	$(728,293)	$(106,181)
Denominator:
Basic and diluted weighted average shares outstanding	36,916,955	4,759,642	32,599,213	4,759,642
Basic and diluted net loss per ordinary share	$(0.28)	$(0.28)	$(0.02)	$(0.02)

Power & Digital Infrastructure Acquisition II Corp. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Basic And Diluted Net (Loss) Income Per Share	Accretion associated with the redeemable Class A common stock is excluded from earnings per share as the redemption value approximates fair value.
	For The Year Ended December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per common stock

Numerator:
Allocation of net income	$898,015	$344,978	$1,633,587	$408,397

Denominator:
Basic and diluted weighted average common stock outstanding	18,709,868	7,187,500	28,750,000	7,187,500

Basic and diluted net income per common stock	$0.05	$0.05	$0.06	$0.06